Consolidated Condensed Interim Statements of Changes in Equity - USD ($)	Share Capital [Member]	Reserves [Member]	Accumulated other comprehensive loss [Member]	Accumulated Deficit [Member]	Total
Balance at Mar. 31, 2023	$ 75,528,238	$ 13,066,183	$ (141,443)	$ (60,790,972)	$ 27,662,006
Balance (shares) at Mar. 31, 2023	24,716,628
Shares issued for cash	$ 520,892				520,892
Shares issued for cash (shares)	188,819
Share issuance costs	$ (14,904)				(14,904)
Shares issued for exercise of options	$ 297,937	(125,355)			172,582
Shares issued for exercise of options (shares)	71,429
Fair value of stock options forfeited		(48,040)		48,040
Share based payments		1,377,885			1,377,885
Cumulative translation reserve			45,429		45,429
Net loss for the period				(11,711,219)	(11,711,219)
Balance at Dec. 31, 2023	$ 76,332,163	14,270,673	(96,014)	(72,454,151)	18,052,671
Balance (shares) at Dec. 31, 2023	24,976,876
Balance at Mar. 31, 2023	$ 75,528,238	13,066,183	(141,443)	(60,790,972)	27,662,006
Balance (shares) at Mar. 31, 2023	24,716,628
Balance at Mar. 31, 2024	$ 76,393,993	14,305,642	(111,896)	(79,020,920)	11,566,819
Balance (shares) at Mar. 31, 2024	24,991,162
Shares issued	$ 4,967,645				4,967,645
Shares issued (shares)	4,500,000
Share issuance costs	$ (823,376)				(823,376)
Warrants issued		358,205			358,205
Warrant issuance costs		(60,832)			(60,832)
Fair value of stock options forfeited		(253,087)		253,087
Share based payments		833,575			833,575
Cumulative translation reserve			125,659		125,659
Net loss for the period				(14,829,534)	(14,829,534)
Balance at Dec. 31, 2024	$ 80,538,262	$ 15,183,503	$ 13,763	$ (93,597,367)	$ 2,138,161
Balance (shares) at Dec. 31, 2024	29,491,162